Investment property - Summary of sensitivity analysis in valuation of investment property (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 15,291	S/ 15,735
Decrease	S/ (14,733)	(15,154)
Long-term inflation
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 17,592	18,529
Decrease	S/ (16,908)	(17,125)
Discount rate
Disclosure of detailed information about investment property [line items]
Increase	0.50%
Decrease	0.50%
Increase	S/ (48,381)	(44,597)
Decrease	S/ 55,881	S/ 52,029